As filed with the Securities and Exchange Commission on May 19, 2016

Securities Act File No. 033-17093

Investment Company Act File No. 811-05324

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 41

(Check appropriate box or boxes)

ELFUN DIVERSIFIED FUND

(Exact Name of Registrant as Specified in Charter)

1600 Summer Street

Stamford, Connecticut 06905

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 326-4040

Matthew J. Simpson, Esq.

Executive Vice President, General Counsel & Secretary

c/o GE Asset Management Incorporated

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☐	on (date) Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 41 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 40 on Form N-1A filed April 29, 2016. This PEA No. 41 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 40 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on the 19th day of May, 2016.

By:	/s/ Dmitri Stockton
Dmitri Stockton
Chairman of the Board and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ DMITRI STOCKTON	Chairman of the Board and President	May 19, 2016
Dmitri Stockton	(Principal Executive Officer)

/s/ GEORGE BICHER	Trustee	May 19, 2016
George Bicher**

/s/ PAUL M. COLONNA	Trustee	May 19, 2016
Paul M. Colonna*

/s/ JEANNE M. LA PORTA	Trustee	May 19, 2016
Jeanne M. La Porta*****

/s/ GREG HARTCH	Trustee	May 19, 2016
Greg Hartch***

/s/ MATTHEW ZAKRZEWSKI	Trustee	May 19, 2016
Matthew Zakrzewski****

/s/ RALPH R. LAYMAN	Trustee	May 19, 2016
Ralph R. Layman*

Trustee
William L. Marshall

Trustee
Patrick J. Riley

/s/ MATTHEW J. SIMPSON	Trustee and Secretary	May 19, 2016
Matthew J. Simpson

/s/ DONALD W. TOREY	Trustee	May 19, 2016
Donald W. Torey*

/s/ DAVID WIEDERECHT	Trustee	May 19, 2016
David Wiederecht*

/s/ ARTHUR JENSEN	Treasurer (Principal Financial Officer)	May 19, 2016
Arthur Jensen

/s/ MATTHEW J. SIMPSON
Matthew J. Simpson

*	Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated April 14, 2008.
**	Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated April 14, 2011.
***	Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated April 17, 2012.
****	Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated April 25, 2014.
*****	Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated April 28, 2014.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase